Commitments and contingencies (Details)	Sep. 30, 2016 USD ($)
Other Commitments [Line Items]
2016	$ 120,177
2017-2019	809,131
2020-2022	770,543
Loan Commitment Fees [Member]
Other Commitments [Line Items]
2016	98,804
2017-2019	0
2020-2022	0
Office Space [Member]
Other Commitments [Line Items]
2016	21,373
2017-2019	809,131
2020-2022	$ 770,543